Janus Henderson Multi-Sector Income Fund
Schedule of Investments (unaudited)
March 31, 2025

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – 56.8%
Aaset 2019-2 Trust, 6.4130%, 10/16/39ž	$4,723,808	$1,858,282
Accelerated Assets 2024-1A D, 7.8500%, 8/22/44ž	9,221,541	9,035,711
ACHV Trust 2023-1PL D, 8.4700%, 3/18/30ž	2,512,431	2,556,272
Affirm Asset Securitization Trust 2024-A 1E, 9.1700%, 2/15/29ž	4,000,000	4,105,684
Alaska Airlines 2020-1 Class A Pass Through Trust, 4.8000%, 8/15/27ž	5,316,534	5,297,678
Ally Bank Auto Credit-Linked Notes 2024-A E, 7.9170%, 5/17/32ž	1,918,866	1,952,683
Ally Bank Auto Credit-Linked Notes 2024-A G, 12.7480%, 5/17/32ž	3,419,070	3,477,077
Ally Bank Auto Credit-Linked Notes 2024-B E, 6.6780%, 9/15/32ž	1,673,929	1,680,776
Ally Bank Auto Credit-Linked Notes 2024-B G, 11.3950%, 9/15/32ž	6,067,994	6,083,284
Angel Oak Mortgage Trust I LLC 2024-3 A3, 4.8000%, 11/26/68ž,Ç	4,605,052	4,474,424
ARES CLO Ltd 2019-53A A1R, CME Term SOFR 3 Month + 1.2800%, 5.5766%, 10/24/36ž,‡	47,575,000	47,574,367
ARES CLO Ltd 2024-ALF8 A1, CME Term SOFR 3 Month + 1.2500%, 5.5429%, 1/25/38ž,‡	20,000,000	19,989,922
Auxilior Term Funding LLC 2023-1A E, 10.9700%, 12/15/32ž	2,550,000	2,592,235
Avis Budget Rental Car Funding AESOP LLC 2021-1A D, 3.7100%, 8/20/27ž	6,000,000	5,817,391
AXIS Equipment Finance Receivables 2024-1A E, 9.6600%, 4/20/32ž	2,875,000	2,925,772
AXIS Equipment Finance Receivables LLC 2024-2A E, 8.8800%, 10/20/32ž	1,400,000	1,426,385
Babson CLO Ltd LP-5A A, CME Term SOFR 3 Month + 1.2200%, 5.5132%, 1/22/35ž,‡	25,000,000	24,971,380
BAMLL Commercial Mortgage Securities Trust 2024-FRR2 E, 1.2731%, 7/27/50ž,‡	10,755,758	8,662,563
BAMLL Commercial Mortgage Securities Trust 2024-FRR3 E, 0.4965%, 1/27/50ž,‡	3,776,872	3,234,409
BAMLL Commercial Mortgage Securities Trust 2024-FRR4 E, 1.2626%, 11/27/48ž,‡	1,000,000	946,649
BAMLL Commercial Mortgage Securities Trust 2024-FRR4 F, 1.1848%, 11/27/48ž,‡	1,779,000	1,670,132
BAMLL Commercial Mortgage Securities Trust 2025-FRR5 E736, 0.9800%, 9/27/52ž,‡	24,861,668	20,438,126
BAMLL Commercial Mortgage Securities Trust 2025-FRR5 EK73, 0.0099%, 2/27/51ž,‡	18,449,665	12,952,408
BAMLL Commercial Mortgage Securities Trust 2025-FRR5 EK86, 0%, 11/27/51ž,◊	19,564,243	13,949,546
Bayview Opportunity Master Fund VII 2024-CAR1 E, US 30 Day Average SOFR + 3.6000%, 7.9397%, 12/26/31ž,‡	1,095,032	1,114,004
Bayview Opportunity Master Fund VII 2024-EDU1 C, US 30 Day Average SOFR + 1.8000%, 6.1397%, 6/25/47ž,‡	2,771,598	2,760,379
Bayview Opportunity Master Fund VII 2024-EDU1 D, US 30 Day Average SOFR + 2.7500%, 7.0897%, 6/25/47ž,‡	1,108,639	1,135,816
Benefit Street Partners CLO Ltd 2016-10A CRR, CME Term SOFR 3 Month + 3.7616%, 8.0548%, 4/20/34ž,‡	6,750,000	6,743,016
Benefit Street Partners CLO Ltd 2022-28A AR, CME Term SOFR 3 Month + 1.3500%, 5.6432%, 10/20/37ž,‡	40,000,000	40,020,144
Blue Bridge Funding LLC 2023-1A B, 9.4800%, 11/15/30ž	2,800,000	2,846,922
Blue Bridge Funding LLC 2023-1A C, 9.5000%, 11/15/30ž	2,800,000	2,678,423
Blue Bridge Funding LLC 2023-1A D, 15.0000%, 11/15/30ž	1,743,000	1,733,504
BlueMountain CLO XXVI Ltd 2021-28A A, CME Term SOFR 3 Month + 1.5216%, 5.8236%, 4/17/34ž,‡	5,000,000	5,001,263
BPR Trust 2024-PMDW E, 5.8500%, 11/5/41ž,‡	17,000,000	15,329,341
Brean Asset Backed Securities Trust 2024-RM8 A2, 4.5000%, 5/25/64ž	12,014,881	11,025,381
Business Jet Securities LLC 2022-1A C, 6.4130%, 6/15/37ž	1,975,435	1,933,618
Business Jet Securities LLC 2024-1A B, 6.9240%, 5/15/39ž	1,200,324	1,230,164
Business Jet Securities LLC 2024-1A C, 9.1320%, 5/15/39ž	5,393,564	5,503,597
Business Jet Securities LLC 2024-2A B, 5.7540%, 9/15/39ž	3,330,711	3,292,806
Business Jet Securities LLC 2024-2A C, 7.9740%, 9/15/39ž	2,937,207	2,925,205
BX 2024-BIO2 D, 7.7127%, 8/13/41ž,‡	7,480,000	7,397,569
BX Commercial Mortgage Trust 2021-ARIA E, CME Term SOFR 1 Month + 2.3590%, 6.6780%, 10/15/36ž,‡	13,000,000	12,923,467
BX Commercial Mortgage Trust 2021-ARIA F, CME Term SOFR 1 Month + 2.7080%, 7.0270%, 10/15/36ž,‡	13,000,000	12,867,397
BX Commercial Mortgage Trust 2021-BXMF G, CME Term SOFR 1 Month + 3.4640%, 7.7830%, 10/15/26ž,‡	13,952,992	13,651,795
BX Commercial Mortgage Trust 2021-SOAR G, CME Term SOFR 1 Month + 2.9145%, 7.2345%, 6/15/38ž,‡	6,224,838	6,100,342

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
BX Commercial Mortgage Trust 2021-SOAR J, CME Term SOFR 1 Month + 3.8645%, 8.1845%, 6/15/38ž,‡	$8,152,785	$7,985,084
BX Commercial Mortgage Trust 2021-VINO E, CME Term SOFR 1 Month + 2.0668%, 6.3858%, 5/15/38ž,‡	1,950,900	1,934,160
BX Commercial Mortgage Trust 2021-VINO G, CME Term SOFR 1 Month + 4.0668%, 8.3858%, 5/15/38ž,‡	8,400,000	8,227,908
BX Commercial Mortgage Trust 2021-VOLT E, CME Term SOFR 1 Month + 2.1145%, 6.4337%, 9/15/36ž,‡	3,750,000	3,695,761
BX Commercial Mortgage Trust 2021-VOLT F, CME Term SOFR 1 Month + 2.5145%, 6.8337%, 9/15/36ž,‡	8,440,000	8,324,478
BX Commercial Mortgage Trust 2021-VOLT G, CME Term SOFR 1 Month + 2.9645%, 7.2837%, 9/15/36ž,‡	6,000,000	5,934,897
BX Commercial Mortgage Trust 2022-FOX2 A2, CME Term SOFR 1 Month + 0.7492%, 5.0684%, 4/15/39ž,‡	8,542,380	8,471,815
BX Commercial Mortgage Trust 2024-AIR2 D, CME Term SOFR 1 Month + 2.7905%, 7.1105%, 10/15/41ž,‡	9,500,000	9,507,225
BX Commercial Mortgage Trust 2024-AIRC A, CME Term SOFR 1 Month + 1.6912%, 6.0104%, 8/15/39ž,‡	10,000,000	10,007,085
BX Commercial Mortgage Trust 2024-AIRC D, CME Term SOFR 1 Month + 3.0892%, 7.4084%, 8/15/39ž,‡	39,000,000	38,884,446
BX Commercial Mortgage Trust 2024-BRBK A, CME Term SOFR 1 Month + 2.8796%, 7.1960%, 10/15/41ž,‡	25,000,000	25,018,344
BX Commercial Mortgage Trust 2024-BRBK D, CME Term SOFR 1 Month + 5.9705%, 10.2869%, 10/15/41ž,‡	5,000,000	5,003,668
BX Commercial Mortgage Trust 2024-GPA3 C, CME Term SOFR 1 Month + 1.8920%, 6.2112%, 12/15/39ž,‡	6,859,378	6,860,924
BX Commercial Mortgage Trust 2024-VLT4 E, CME Term SOFR 1 Month + 2.8894%, 7.2086%, 7/15/29ž,‡	5,250,000	5,171,528
BX Commercial Mortgage Trust 2024-VLT4 F, CME Term SOFR 1 Month + 3.9379%, 8.2571%, 7/15/29ž,‡	8,250,000	8,105,700
BX Commercial Mortgage Trust 2024-WPT B, CME Term SOFR 1 Month + 1.8908%, 6.2100%, 3/15/34ž,‡	9,700,000	9,666,615
BX Commercial Mortgage Trust 2025-ROIC E, CME Term SOFR 1 Month + 2.9413%, 7.2605%, 3/15/30ž,‡	22,917,000	22,692,553
BX Commercial Mortgage Trust 2025-SPOT E, CME Term SOFR 1 Month + 3.6902%, 8.0102%, 4/16/40ž,‡	21,085,000	21,063,156
BXHPP Trust 2021-FILM B, CME Term SOFR 1 Month + 1.0145%, 5.3335%, 8/15/36ž,‡	12,698,000	11,880,713
BXP Trust 2017-GM D, 3.4248%, 6/13/39ž,‡	6,870,000	6,480,655
CALI Mortgage Trust 2019-101C B, 4.1580%, 3/10/39ž	8,311,000	7,378,100
Carlyle Global Markets Strategies 2017-2A AR2, CME Term SOFR 3 Month + 1.4900%, 5.7832%, 7/20/37ž,‡	32,500,000	32,566,362
Carlyle Global Markets Strategies 2021-11A A2R, CME Term SOFR 3 Month + 1.6100%, 5.9101%, 7/27/37ž,‡	13,500,000	13,504,081
Carlyle Global Markets Strategies 2023-4A D, CME Term SOFR 3 Month + 4.1000%, 8.4001%, 10/27/36ž,‡	5,250,000	5,253,549
Carvana Auto Receivables Trust 2021-N3 E, 3.1600%, 6/12/28ž	10,362,065	10,022,802
Castlelake Aircraft Securitization Trust 2018-1, 6.6250%, 6/15/43ž	3,837,432	1,918,772
CBAM CLO Management 2021-14A A, CME Term SOFR 3 Month + 1.3616%, 5.6548%, 4/20/34ž,‡	60,000,000	59,736,948
Cedar Funding Ltd 2018-9A AR, CME Term SOFR 3 Month + 1.4200%, 5.7132%, 7/20/37ž,‡	29,000,000	29,048,015
Cedar Funding Ltd 2021-14A AR, CME Term SOFR 3 Month + 1.3800%, 5.6820%, 10/15/37ž,‡	37,860,000	37,919,376
CENT Trust 2023-CITY A, CME Term SOFR 1 Month + 2.6200%, 6.9392%, 9/15/38ž,‡	6,529,000	6,539,156
CF Hippolyta Issuer LLC 2020-1 B1, 2.2800%, 7/15/60ž	918,341	903,784
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62ž	23,189,260	23,226,588
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62ž	21,702,067	21,861,570
Chase Auto Credit Linked Note 2021-3 E, 2.1020%, 2/26/29ž	32,242	32,096
Chase Auto Credit Linked Notes 2021-2 G, 8.4820%, 12/26/28ž	1,735,372	1,744,583
Chase Mortgage Finance Corp 2021-CL1 M1, US 30 Day Average SOFR + 1.2000%, 5.5397%, 2/25/50ž,‡	1,300,180	1,266,655
Chase Mortgage Finance Corp 2021-CL1 M4, US 30 Day Average SOFR + 2.6500%, 6.9897%, 2/25/50ž,‡	2,104,731	2,045,651
Chase Mortgage Finance Corp 2021-CL1 M5, US 30 Day Average SOFR + 3.2500%, 7.5897%, 2/25/50ž,‡	841,996	822,825
Citigroup Commercial Mortgage Trust 2018-C5, 0.6639%, 6/10/51‡,¤	31,997,084	594,609
Citigroup Commercial Mortgage Trust 2021-PRM2 E, CME Term SOFR 1 Month + 2.5145%, 6.8265%, 10/15/38ž,‡	2,000,000	1,976,205

	Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Citigroup Commercial Mortgage Trust 2021-PRM2 F, CME Term SOFR 1 Month + 3.8645%, 8.1845%, 10/15/38ž,‡	$6,000,000		$5,897,112
Citigroup Commercial Mortgage Trust 2021-PRM2 G, CME Term SOFR 1 Month + 4.6145%, 8.9345%, 10/15/38ž,‡	12,600,000		12,352,267
Citigroup Commercial Mortgage Trust 2021-PRM2 J, CME Term SOFR 1 Month + 5.5145%, 9.8345%, 10/15/36ž,‡	6,000,000		5,934,041
Coinstar Funding LLC 2017-1A A2, 5.2160%, 4/25/47ž	12,439,913		11,386,388
Cologix Data Centers Issuer LLC 2022-1CAN A2, 4.9400%, 1/25/52ž	5,000,000	CAD	3,404,441
COMM Mortgage Trust 2019-GC44 180C, 3.4001%, 8/15/57ž,‡	2,500,000		2,215,745
COMM Mortgage Trust 2024-WCL1 A, CME Term SOFR 1 Month + 1.8410%, 6.1602%, 6/15/41ž,‡	15,000,000		14,882,845
COMM Mortgage Trust 2024-WCL1 C, CME Term SOFR 1 Month + 2.8890%, 7.2082%, 6/15/41ž,‡	3,750,000		3,729,294
COMM Mortgage Trust 2024-WCL1 D, CME Term SOFR 1 Month + 3.2890%, 7.6082%, 6/15/41ž,‡	11,250,000		11,210,098
Commercial Mortgage Pass-through Certificate 2022-LPF2 E, CME Term SOFR 1 Month + 5.9400%, 10.2519%, 10/15/39ž,‡	3,827,000		3,812,713
Commercial Mortgage Pass-through Certificates 2022-LPF2 D, CME Term SOFR 1 Month + 4.1920%, 8.5112%, 10/15/39ž,‡	5,000,000		4,900,094
Compass Datacenters Issuer II LLC 2024-2A B2, 5.9990%, 8/25/49ž	5,000,000		4,952,744
Connecticut Avenue Securities Trust 2019-R03 1B1, US 30 Day Average SOFR + 4.2145%, 8.5542%, 9/25/31ž,‡	12,168,192		12,845,048
Connecticut Avenue Securities Trust 2019-R04 2B1, US 30 Day Average SOFR + 5.3645%, 9.7042%, 6/27/39ž,‡	3,978,218		4,151,022
Connecticut Avenue Securities Trust 2019-R05, US 30 Day Average SOFR + 4.2145%, 8.5542%, 7/25/39ž,‡	6,189,945		6,381,446
Connecticut Avenue Securities Trust 2021-R01 1B1, US 30 Day Average SOFR + 3.1000%, 7.4397%, 10/25/41ž,‡	27,737,621		28,241,535
Connecticut Avenue Securities Trust 2021-R02 2B1, US 30 Day Average SOFR + 3.3000%, 7.6397%, 11/25/41ž,‡	8,750,000		8,921,317
Connecticut Avenue Securities Trust 2021-R03 1B1, US 30 Day Average SOFR + 2.7500%, 7.0897%, 12/25/41ž,‡	3,442,000		3,485,025
Connecticut Avenue Securities Trust 2022-R01 1B1, US 30 Day Average SOFR + 3.1500%, 7.4897%, 12/25/41ž,‡	13,477,000		13,746,540
Connecticut Avenue Securities Trust 2022-R02 2B1, US 30 Day Average SOFR + 4.5000%, 8.8397%, 1/27/42ž,‡	18,903,000		19,663,353
Connecticut Avenue Securities Trust 2023-R06 1B2, US 30 Day Average SOFR + 5.9000%, 10.2397%, 7/27/43ž,‡	14,170,667		15,305,835
Connecticut Avenue Securities Trust 2024-R01 1B1, US 30 Day Average SOFR + 2.7000%, 7.0397%, 1/25/44ž,‡	14,329,655		14,555,586
Connecticut Avenue Securities Trust 2024-R03 2B1, US 30 Day Average SOFR + 2.8000%, 7.1357%, 3/25/44ž,‡	8,290,000		8,438,522
Connecticut Avenue Securities Trust 2024-R04 1B1, US 30 Day Average SOFR + 2.2000%, 6.5397%, 5/25/44ž,‡	4,590,000		4,592,215
Connecticut Avenue Securities Trust 2024-R04 1M1, US 30 Day Average SOFR + 1.1000%, 5.4397%, 5/25/44ž,‡	6,271,944		6,259,535
CPC Asset Securitization LLC 2024-1A D, 13.4500%, 8/15/30ž	8,437,000		8,709,515
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A B, 7.7700%, 3/15/32ž	6,524,000		6,703,200
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A C, 7.5600%, 3/15/32ž	5,750,000		5,633,633
CPT Mortgage Trust 2019-CPT F, 2.9968%, 11/13/39ž,‡	11,135,000		8,446,772
Credit Suisse Commercial Mortgage Trust 2021-BHAR C, CME Term SOFR 1 Month + 2.1145%, 6.4345%, 11/15/38ž,‡	8,578,000		8,465,645
Credit Suisse Commercial Mortgage Trust 2021-BHAR E, CME Term SOFR 1 Month + 3.6145%, 7.9345%, 11/15/38ž,‡	2,989,500		2,910,319
Crockett Partners Equipment Co II LLC 2024-1C B, 6.7800%, 1/20/31ž	2,460,606		2,511,013
Crockett Partners Equipment Co II LLC 2024-1C C, 10.1600%, 1/20/31ž	1,054,545		1,091,379
CSAIL Commercial Mortgage Trust 2021-C20 XA, 0.9906%, 3/15/54‡,¤	58,189,478		2,558,762
DBGS Mortgage Trust 2018-BIOD F, CME Term SOFR 1 Month + 2.2960%, 6.6150%, 5/15/35ž,‡	1,573,500		1,550,719
DC Commercial Mortgage Trust 2023-DC D, 7.1405%, 9/12/40ž,‡	10,000,000		10,025,964
Diamond Infrastructure Funding LLC 2021-1A B, 2.3550%, 4/15/49ž	4,000,000		3,784,312
Diamond Infrastructure Funding LLC 2021-1A C, 3.4750%, 4/15/49ž	3,420,000		3,216,505
Diamond Issuer LLC 2021-1A C, 3.7870%, 11/20/51ž	5,000,000		4,558,921
Diamond Resorts Owner Trust 2021-1A D, 3.8300%, 11/21/33ž	259,114		254,217
DROP Mortgage Trust 2021-FILE A, CME Term SOFR 1 Month + 1.2645%, 5.5835%, 10/15/43ž,‡	2,650,000		2,508,849
DROP Mortgage Trust 2021-FILE D, CME Term SOFR 1 Month + 2.8645%, 7.1835%, 10/15/43ž,‡	15,000,000		12,605,567
Dryden Senior Loan Fund 2016-42A A2RR, CME Term SOFR 3 Month + 1.6500%, 5.9520%, 7/15/37ž,‡	12,250,000		12,254,161

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Dryden Senior Loan Fund 2022-108A A1R, CME Term SOFR 3 Month + 1.3600%, 5.6532%, 7/20/37ž,‡	$26,050,000	$26,059,196
ECAF I Ltd, 5.8020%, 6/15/40ž	3,163,638	1,051,796
Enva LLC 2024-A A, 7.4300%, 10/21/30ž	1,769,766	1,779,574
Exeter Automobile Receivables Trust 2023-1A E, 12.0700%, 9/16/30ž	3,000,000	3,377,306
Exeter Automobile Receivables Trust 2024-1A E, 7.8900%, 8/15/31ž	10,250,000	10,569,706
Exeter Automobile Receivables Trust 2024-3A E, 7.8400%, 10/15/31ž	6,670,000	6,861,526
Extended Stay America Trust 2021-ESH E, CME Term SOFR 1 Month + 2.9645%, 7.2835%, 7/15/38ž,‡	12,896,979	12,878,767
Extended Stay America Trust 2021-ESH F, CME Term SOFR 1 Month + 3.8145%, 8.1335%, 7/15/38ž,‡	10,272,543	10,251,050
ExteNet Systems 2024-1A C, 9.0500%, 7/25/54ž	5,250,000	5,608,804
Fannie Mae 2020-100 BI, 2.0000%, 1/25/51¤	12,606,803	1,625,619
Fannie Mae 2025-12 FC, US 30 Day Average SOFR + 1.1000%, 5.4397%, 3/25/55‡	33,662,717	33,533,654
Fannie Mae REMICS, US 30 Day Average SOFR + 53.7407%, 5.8649%, 10/25/40‡	588,203	794,467
Fannie Mae REMICS, 3.0000%, 5/25/48	12,137	10,780
Fannie Mae REMICS, US 30 Day Average SOFR + 5.9355%, 1.5958%, 8/25/48‡,¤	5,834,101	652,339
First Help Financial LLC 2025-1A C, 5.6900%, 8/15/31ž	6,100,000	6,104,358
First Help Financial LLC 2025-1A D, 5.9500%, 6/15/32ž	4,340,000	4,348,125
Flagship Credit Auto Trust 2022-4 E, 12.6600%, 1/15/30ž	5,000,000	4,644,840
Flagship Credit Auto Trust 2023-1 E, 11.4400%, 4/15/30ž	8,000,000	7,859,175
Flagship Credit Auto Trust 2023-3 E, 9.7400%, 6/17/30ž	3,250,000	3,244,517
Flagstar Mortgage Trust 2021-13IN A17, 3.0000%, 12/30/51ž,‡	13,976,378	11,815,723
FORA Financial Asset Securitization 2024-1A A, 6.3300%, 8/15/29ž	4,962,000	5,005,202
Foundation Finance Trust 2023-2A D, 9.1000%, 6/15/49ž	3,000,000	3,206,488
Freddie Mac - SLST 2020-2 M1, 4.7500%, 9/25/60ž,‡	6,487,570	6,366,275
Freddie Mac Multifamily Structured Credit Risk 2021-MN3 M2, US 30 Day Average SOFR + 4.0000%, 8.3397%, 11/27/51ž,‡	10,000,000	10,275,721
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 B2, US 30 Day Average SOFR + 6.0000%, 10.3397%, 8/25/33ž,‡	12,308,000	14,648,857
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA3 B2, US 30 Day Average SOFR + 6.2500%, 10.5897%, 10/25/33ž,‡	20,836,000	25,844,308
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA6 B1, US 30 Day Average SOFR + 3.4000%, 7.7397%, 10/25/41ž,‡	14,440,000	14,784,301
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 B1, US 30 Day Average SOFR + 3.6500%, 7.9897%, 11/25/41ž,‡	38,921,208	39,942,890
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 B2, US 30 Day Average SOFR + 7.8000%, 12.1397%, 11/25/41ž,‡	10,000,000	10,724,382
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA3 B1, US 30 Day Average SOFR + 3.3500%, 7.6897%, 9/25/41ž,‡	4,734,000	4,825,721
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA3 B2, US 30 Day Average SOFR + 6.2500%, 10.5897%, 9/25/41ž,‡	20,670,000	21,578,168
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA3 M2, US 30 Day Average SOFR + 2.1000%, 6.4397%, 9/25/41ž,‡	29,152,135	29,340,768
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 B1, US 30 Day Average SOFR + 3.7500%, 8.0897%, 12/25/41ž,‡	27,058,500	27,767,379
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 B2, US 30 Day Average SOFR + 7.0000%, 11.3397%, 12/25/41ž,‡	10,262,000	10,989,154
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA1 B2, US 30 Day Average SOFR + 7.1000%, 11.4397%, 1/27/42ž,‡	18,943,000	20,157,156
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M2, US 30 Day Average SOFR + 3.3500%, 7.6897%, 11/25/43ž,‡	7,490,866	7,832,374
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA3 M2, US 30 Day Average SOFR + 1.4500%, 5.7897%, 10/25/44ž,‡	10,310,573	10,307,841
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-HQA2 M2, US 30 Day Average SOFR + 1.8000%, 6.1397%, 8/25/44ž,‡	13,345,000	13,327,425
FREMF Mortgage Trust 2018-KSW4 C, US 30 Day Average SOFR + 5.1145%, 9.4672%, 10/25/28‡	18,042,207	16,217,665
FREMF Mortgage Trust 2019-KF70 C, US 30 Day Average SOFR + 6.1145%, 10.4672%, 9/25/29ž,‡	13,914,000	12,868,537
FREMF Mortgage Trust 2019-KF72, US 30 Day Average SOFR + 2.2145%, 6.5672%, 11/25/26ž,‡	2,679,587	2,627,188
FREMF Mortgage Trust 2020-KF78 C, US 30 Day Average SOFR + 7.9845%, 12.3372%, 3/25/30ž,‡	23,055,168	22,836,342
FREMF Mortgage Trust 2020-KJ32 BFX, 7.0000%, 11/25/33ž,‡	16,531,374	14,675,196
FREMF Mortgage Trust 2021-KF98 CS, US 30 Day Average SOFR + 8.5000%, 12.8527%, 12/25/30ž,‡	3,331,768	3,300,927

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
FREMF Mortgage Trust 2023-K511 C, 5.6346%, 11/25/28ž,‡	$19,094,019	$17,499,938
FS Commercial Mortgage Trust 2023-4SZN D, 9.0801%, 11/10/39ž,‡	5,193,000	5,411,626
Galaxy Senior Partner Trust 2025-1 A1X, CME Term SOFR 1 Month + 2.6500%, 6.0797%, 7/31/26‡,¢	16,218,144	16,304,847
Gam Resecuritization Trust 2021-FRR2 BK74, 0%, 9/27/51ž,◊	11,000,000	8,417,794
Gam Resecuritization Trust 2021-FRR2 CK74, 0%, 9/27/51ž,◊	18,068,494	13,651,445
GCAT 2022-INV1 A26, 3.0000%, 12/25/51ž,‡	14,965,717	12,657,888
Government National Mortgage Association, CME Term SOFR 1 Month + 5.4355%, 1.1162%, 1/20/44‡,¤	289,803	24,637
Government National Mortgage Association, CME Term SOFR 1 Month + 6.0355%, 1.7237%, 10/16/55‡,¤	452,871	31,626
Government National Mortgage Association, 0.2497%, 1/16/60‡,¤	10,011,951	218,990
Gracie Point International Funding 2023-1A B, US 90 Day Average SOFR + 2.6000%, 7.0244%, 9/1/26ž,‡	3,000,000	3,014,291
Gracie Point International Funding 2023-1A C, US 90 Day Average SOFR + 3.1000%, 7.5244%, 9/1/26ž,‡	3,000,000	3,013,749
Gracie Point International Funding 2023-2A B, US 90 Day Average SOFR + 4.0000%, 8.4244%, 3/1/27ž,‡	7,438,000	7,521,330
Gracie Point International Funding 2023-2A C, US 90 Day Average SOFR + 5.4000%, 9.8244%, 3/1/27ž,‡	5,000,000	5,025,830
Gracie Point International Funding 2024-1A C, US 90 Day Average SOFR + 3.5000%, 7.9218%, 3/1/28ž,‡	4,400,000	4,414,639
Gracie Point International Funding 2024-1A D, US 90 Day Average SOFR + 7.1500%, 11.5718%, 3/1/28ž,‡	2,700,000	2,701,881
Great Wolf Trust 2024-WOLF D, CME Term SOFR 1 Month + 2.8900%, 7.2092%, 3/15/39ž,‡	6,684,000	6,681,405
GS Mortgage Securities Trust 2025-800D A, CME Term SOFR 1 Month + 2.6500%, 6.9699%, 11/19/29ž,‡	22,910,000	22,910,000
Hilton Grand Vacations Trust 2022-1D D, 6.7900%, 6/20/34ž	974,959	973,969
Homeward Opportunities Fund I Trust 2024-RRTL2 A1, 5.9890%, 9/25/39ž,Ç	19,217,000	19,284,715
Homeward Opportunities Fund I Trust 2024-RTL1 A2, 8.5700%, 7/25/29ž,Ç	4,359,000	4,378,996
Hotwire Funding LLC 2021-1 C, 4.4590%, 11/20/51ž	3,000,000	2,900,288
Hudson Bay Simon JV Trust 2015-HB7 C7, 5.1698%, 8/5/34ž,‡	14,134,000	13,946,764
Hudson's Bay Simon JV Trust 2015-HB10 A10, 4.1545%, 8/5/34ž	3,500,000	3,387,800
Hudson's Bay Simon JV Trust 2015-HB10 B10, 4.9056%, 8/5/34ž	2,610,923	2,504,047
Hudson's Bay Simon JV Trust 2015-HB10 C10, 5.4470%, 8/5/34ž,‡	3,864,419	3,593,154
Hudson's Bay Simon JV Trust 2015-HB7 A7, 3.9141%, 8/5/34ž	2,634,124	2,610,604
Hudson's Bay Simon JV Trust 2015-HB7 B7, 4.6662%, 8/5/34ž	3,000,000	2,973,145
Invesco CLO Ltd 2021-2A D, CME Term SOFR 3 Month + 3.1616%, 7.4636%, 7/17/34ž,‡	5,000,000	4,980,206
JW Commercial Mortgage Trust 2024-MRCO C, CME Term SOFR 1 Month + 2.3901%, 6.7092%, 6/15/39ž,‡	5,100,000	5,089,581
KKR Financial CLO Ltd 35A AR, CME Term SOFR 3 Month + 1.2000%, 5.5167%, 1/20/38ž,‡	20,000,000	19,970,060
Lendbuzz Securitization Trust 2021-1A A, 5.9900%, 12/15/28ž	5,594,000	5,616,147
Lendbuzz Securitization Trust 2023-2A B, 8.6900%, 6/15/29ž	9,826,000	10,383,592
Lendbuzz Securitization Trust 2024-1A B, 6.5800%, 9/15/29ž	2,500,000	2,553,632
Lendbuzz Securitization Trust 2024-1A C, 7.5800%, 9/15/30ž	4,981,000	5,177,214
Lendbuzz Securitization Trust 2024-2A C, 7.4500%, 5/15/31ž	2,000,000	2,103,968
LHOME Mortgage Trust 2024-RTL1 A1, 7.0170%, 1/25/29ž,Ç	6,076,000	6,132,572
LHOME Mortgage Trust 2024-RTL2 A1, 7.1280%, 3/25/29ž,Ç	5,303,729	5,363,278
LHOME Mortgage Trust 2024-RTL2 A2, 8.8970%, 3/25/29ž,Ç	2,075,000	2,109,049
LHOME Mortgage Trust 2024-RTL3 A2, 8.3730%, 5/25/29ž,Ç	3,600,000	3,650,126
LHOME Mortgage Trust 2024-RTL5 A2, 5.7510%, 9/25/39ž,Ç	9,488,000	9,504,204
Life Financial Services Trust 2021-BMR E, CME Term SOFR 1 Month + 1.8645%, 6.1835%, 3/15/38ž,‡	12,600,000	12,333,538
Life Financial Services Trust 2022-BMR2 D, CME Term SOFR 1 Month + 2.5419%, 6.8611%, 5/15/39ž,‡	10,000,000	9,046,934
LoanMe Trust SBL 2019-1, 13.0000%, 8/15/30ž,Ç	4,197,919	1,154,428
Luxury Lease Partners Auto Lease Trust 2024-4 A, 7.2920%, 7/15/30ž	3,343,858	3,365,671
Luxury Lease Partners Auto Lease Trust 2024-4 B, 10.4910%, 7/15/30ž	5,100,000	5,137,770
Madison Park Funding Ltd 2018-32A A1R2, CME Term SOFR 3 Month + 1.3600%, 5.6501%, 7/22/37ž,‡	20,000,000	20,003,050
Madison Park Funding Ltd 2024-66A A2, CME Term SOFR 3 Month + 1.5800%, 5.9260%, 10/21/37ž,‡	27,000,000	27,001,088
Magnetite CLO Ltd 2024-44A A1, CME Term SOFR 3 Month + 1.3500%, 5.9178%, 10/15/37ž,‡	35,700,000	35,712,681
Marlette Funding Trust 2023-1A D, 8.1500%, 4/15/33ž	14,300,000	14,545,716
Marlette Funding Trust 2023-2A D, 7.9200%, 6/15/33ž	9,300,000	9,444,599
Marlette Funding Trust 2023-3A D, 8.0400%, 9/15/33ž	9,571,000	9,909,303

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Marlette Funding Trust 2023-4A B, 8.1500%, 12/15/33ž	$2,500,000	$2,601,208
Mello Warehouse Securitization Trust 2024-1 F, CME Term SOFR 1 Month + 5.2500%, 9.5701%, 10/25/57ž,‡	11,458,000	11,456,260
Mercury Financial Credit Card Master Trust 2024-1A C, 11.4900%, 2/20/29ž	12,000,000	12,324,769
Merit 2022-MHIL G, CME Term SOFR 1 Month + 3.9575%, 8.2767%, 1/15/27ž,‡	4,676,579	4,635,513
MHC Commercial Mortgage Trust 2021-MHC F, CME Term SOFR 1 Month + 2.7154%, 7.0344%, 4/15/38ž,‡	4,880,000	4,854,468
MHC Commercial Mortgage Trust 2021-MHC G, CME Term SOFR 1 Month + 3.3154%, 7.6344%, 4/15/38ž,‡	8,496,000	8,381,043
Mission Lane Credit Card Master Trust 2023-B C, 9.6700%, 11/15/28ž	10,182,000	10,318,843
Mission Lane Credit Card Master Trust 2023-B D, 11.9700%, 11/15/28ž	6,976,000	7,087,744
MKT Mortgage Trust 2020-525M F, 2.9406%, 2/12/40ž,‡	11,900,000	6,671,642
MTN Commercial Mortgage Trust 2022-LPFL F, CME Term SOFR 1 Month + 5.2852%, 9.6052%, 3/15/39ž,‡	19,300,000	19,155,484
Multifamily Connecticut Avenue Securities Trust 2019-01, US 30 Day Average SOFR + 3.3645%, 7.7042%, 10/25/49ž,‡	13,014,988	13,222,382
Multifamily Connecticut Avenue Securities Trust 2020-01, US 30 Day Average SOFR + 3.8645%, 8.2042%, 3/25/50ž,‡	9,728,787	9,903,988
MVW Owner Trust 2021-1WA D, 3.1700%, 1/22/41ž	884,080	822,593
NBC Funding LLC 2021-1 B, 4.9700%, 7/30/51ž	3,000,000	2,773,021
NRZ Excess Spread Collateralized Notes 2024-FNT1 A, 7.3980%, 11/25/31ž,Ç	16,327,712	16,486,048
NRZ Excess Spread Collateralized Notes 2025-FHT1 A, 6.5450%, 3/25/32ž,Ç	47,790,000	47,432,034
NW Re-Remic Trust 2021-FRR1 BK88, 2.6373%, 12/18/51ž,‡	20,000,000	16,592,576
Oak Hill Credit Partners 2021-8A A2R, CME Term SOFR 3 Month + 1.4800%, 5.2297%, 1/20/38ž,‡	26,000,000	26,003,370
Oak Street Investment Grade Net Lease Fund 2020-1A B1, 5.1100%, 11/20/50ž	4,499,000	4,344,213
Oak Street Investment Grade Net Lease Fund 2021-1A B1, 4.2300%, 1/20/51ž	6,250,000	5,984,124
Oasis Securitization 2023-1A B, 10.2500%, 2/15/35ž	1,391,768	1,393,507
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38§	8,000,000	7,994,940
Oasis Securitization 2024-1A B, 7.9100%, 9/30/38§	3,000,000	2,987,917
OCP CLO Ltd 2017-14A A1R, CME Term SOFR 3 Month + 1.3700%, 5.6632%, 7/20/37ž,‡	20,000,000	20,004,278
Octagon 61 Ltd 2023-2A D, CME Term SOFR 3 Month + 5.5000%, 9.7932%, 4/21/36ž,‡	7,100,000	7,132,617
Octagon Investment Partners 42 Ltd 2019-3A A1RR, CME Term SOFR 3 Month + 1.3600%, 5.6620%, 7/15/37ž,‡	20,000,000	20,005,860
Octagon Investment Partners 58 Ltd 2022-1A D, CME Term SOFR 3 Month + 3.5500%, 7.8520%, 7/15/37ž,‡	7,750,000	7,750,000
Ondeck Asset Securitization Trust LLC 2023-1A B, 8.2500%, 8/19/30ž	6,250,000	6,384,568
Ondeck Asset Securitization Trust LLC 2024-1A B, 7.1500%, 6/17/31ž	6,000,000	6,159,730
Ondeck Asset Securitization Trust LLC 2025-1A C, 6.6400%, 4/19/32ž	1,287,000	1,290,129
Ondeck Asset Securitization Trust LLC 2025-1A D, 8.7700%, 4/19/32ž	2,800,000	2,806,066
OPEN Trust 2023-AIR D, CME Term SOFR 1 Month + 6.6838%, 11.0029%, 11/15/40ž,‡	12,000,000	12,023,403
Pagaya AI Debt Selection Trust 2022-1 C, 4.8880%, 10/15/29ž	3,679,513	3,612,217
Pawnee Equipment Receivables 2022-1 D, 7.2300%, 7/17/28ž	5,000,000	4,918,504
Pawnee Equipment Receivables 2022-1 E, 9.5000%, 9/17/29ž	5,379,000	4,641,897
Post Road Equipment Finance 2024-1A D, 6.7700%, 10/15/30ž	1,100,000	1,127,610
Post Road Equipment Finance 2024-1A E, 8.5000%, 12/15/31ž	3,200,000	3,309,699
Post Road Equipment Finance 2025-1A E, 7.0800%, 5/17/32ž	3,000,000	3,046,156
Prestige Auto Receivables Trust 2023-1A E, 9.8800%, 5/15/30ž	6,000,000	6,363,553
Pretium Mortgage Credit Partners LLC 2021-RN4 A1, 5.4871%, 10/25/51ž,‡	12,431,295	12,406,060
PRIMA Capital Ltd, 4.2500%, 12/25/50ž	10,500,000	9,232,006
PRIMA Capital Ltd 2019-1S C, 5.5000%, 10/1/33ž	8,432,000	6,775,604
PRIMA Capital Ltd 2021-9A C, CME Term SOFR 1 Month + 2.4645%, 6.7813%, 12/15/37ž,‡	6,761,824	6,765,126
Project Silver, 6.9000%, 7/15/44ž,‡	898,315	380,212
PRP Advisors LLC 2022-2 A1, 8.0000%, 3/25/27ž,Ç	5,862,148	5,868,803
Rad CLO Ltd 2023-18A D, CME Term SOFR 3 Month + 5.2500%, 9.5520%, 4/15/36ž,‡	6,588,000	6,611,328
Rain City Mortgage Trust 2024-RTL1 A2, 8.0210%, 11/25/29ž,‡	4,440,000	4,463,458
Raptor Aircraft Finance I LLC, 4.2130%, 8/23/44ž	9,180,042	8,170,513
Reach Financial LLC 2022-2A D, 9.0000%, 5/15/30ž	8,000,000	8,165,932
Reach Financial LLC 2024-1A C, 6.9000%, 2/18/31ž	11,152,000	11,406,221
ReadyCap Lending 2023-3 A, Prime Rate by Country United States + 0.0700%, 7.5700%, 4/27/48ž,‡	7,535,605	7,612,457
Saluda Grade Alternative Mortgage Trust 2023-FIG3 C, 8.9480%, 8/25/53ž	6,077,193	6,255,865
Saluda Grade Alternative Mortgage Trust 2023-FIG4 B, 7.1150%, 11/25/53ž,‡	1,821,593	1,864,916
Saluda Grade Alternative Mortgage Trust 2023-FIG4 C, 8.0070%, 11/25/53ž,‡	6,028,511	6,158,962
Saluda Grade Alternative Mortgage Trust 2023-RTL3 A1, 7.0000%, 4/25/29ž,Ç	15,786,000	15,636,781

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Saluda Grade Alternative Mortgage Trust 2024-FIG5 C, 6.8510%, 4/25/54ž,Ç	$3,610,072	$3,676,006
Saluda Grade Alternative Mortgage Trust 2024-RTL4 A1, 7.5000%, 2/25/30ž,Ç	12,560,275	12,589,396
Saluda Grade Alternative Mortgage Trust 2024-RTL5 A1, 7.7620%, 4/25/30ž,Ç	8,052,542	8,130,907
Saluda Grade Alternative Mortgage Trust 2024-RTL6 A2, 8.6830%, 7/25/30ž,Ç	11,300,000	11,361,698
Sand Trust 2021-1A DR, CME Term SOFR 3 Month + 3.3500%, 7.6520%, 10/16/34ž,‡	10,375,000	10,434,100
Santander Bank Auto Credit-Linked Notes 2022-C E, 11.3660%, 12/15/32ž	476,390	479,815
Santander Bank Auto Credit-Linked Notes 2023-A E, 10.0680%, 6/15/33ž	237,862	240,174
Santander Bank Auto Credit-Linked Notes 2023-B E, 8.4080%, 12/15/33ž	3,221,558	3,242,858
Santander Bank Auto Credit-Linked Notes 2023-B F, 12.2400%, 12/15/33ž	6,064,109	6,275,752
Santander Bank Auto Credit-Linked Notes 2023-B G, 17.1280%, 12/15/33ž	3,411,062	3,567,890
Santander Bank Auto Credit-Linked Notes 2024-A E, 7.7620%, 6/15/32ž	7,680,587	7,699,228
Santander Bank Auto Credit-Linked Notes 2024-A F, 10.1710%, 6/15/32ž	8,699,205	8,866,719
Santander Bank Auto Credit-Linked Notes 2024-A G, 13.0300%, 6/15/32ž	8,432,263	8,564,625
Santander Bank Auto Credit-Linked Notes 2024-B E, 6.7990%, 1/18/33ž	6,000,000	5,939,327
Santander Bank Auto Credit-Linked Notes 2024-B F, 8.8810%, 1/18/33ž	16,200,000	16,278,996
Santander Bank Auto Credit-Linked Notes 2024-B G, 12.2310%, 1/18/33ž	10,013,000	10,093,113
Santander Consumer Auto Receivables Trust 2021-AA E, 3.2800%, 3/15/27ž	1,750,000	1,724,697
SB Multifamily Repack Trust 2020-FRR2 A2, 6.7428%, 12/27/39ž,‡	15,672,288	15,081,161
SBNA Auto Receivables Trust 2024-A E, 8.0000%, 4/15/32ž	6,000,000	6,182,521
SCG Hotel Issuer Inc 2025-DLFN E, CME Term SOFR 1 Month + 2.9500%, 7.2600%, 3/15/35ž,‡	6,475,000	6,483,455
SEB Funding LLC 2021-1A A2, 4.9690%, 1/30/52ž	13,712,633	13,377,991
Sierra Receivables Funding Co LLC 2020-2A D, 6.5900%, 7/20/37ž	808,885	808,615
Sierra Receivables Funding Co LLC 2021-1A D, 3.1700%, 11/20/37ž	1,663,182	1,631,548
Sierra Receivables Funding Co LLC 2022-3A C, 7.6300%, 7/20/39ž	696,161	715,967
Sierra Receivables Funding Co LLC 2023-1A C, 7.0000%, 1/20/40ž	917,234	938,850
Sierra Receivables Funding Co LLC 2023-3A D, 9.4400%, 9/20/40ž	1,383,536	1,434,486
Sierra Receivables Funding Co LLC 2024-1A D, 8.0200%, 1/20/43ž	1,272,893	1,298,076
Sierra Receivables Funding Co LLC 2024-2A D, 7.4800%, 6/20/41ž	2,757,929	2,788,221
Sierra Receivables Funding Co LLC 2024-3A D, 6.9300%, 8/20/41ž	5,056,595	4,974,237
Sierra Receivables Funding Co LLC 2025-1A D, 6.8600%, 1/21/42ž	9,590,000	9,603,708
SMRT 2022-MINI E, CME Term SOFR 1 Month + 2.7000%, 7.0200%, 1/15/39ž,‡	7,000,000	6,744,709
SMRT 2022-MINI F, CME Term SOFR 1 Month + 3.3500%, 7.6700%, 1/15/39ž,‡	20,073,000	18,873,745
Sotheby's Artfi Master Trust 2024-1A D, 7.9100%, 12/22/31ž	4,000,000	4,049,946
SREIT Trust 2021-FLWR F, CME Term SOFR 1 Month + 2.7870%, 7.1060%, 7/15/36ž,‡	5,600,000	5,535,467
Storm King Park CLO Ltd 2022-1A AR, CME Term SOFR 3 Month + 1.3600%, 5.6620%, 10/15/37ž,‡	23,900,000	23,909,187
Summit Issuer LLC 2020-1A B, 3.1790%, 12/20/50ž	2,500,000	2,453,937
SWCH Commercial Mortgage Trust 2025-DATA E, CME Term SOFR 1 Month + 3.3402%, 7.6594%, 3/15/42ž,‡	21,830,000	21,503,746
SWCH Commercial Mortgage Trust 2025-DATA F, CME Term SOFR 1 Month + 4.2389%, 8.5581%, 3/15/42ž,‡	24,830,000	24,426,684
Switch ABS Issuer LLC 2024-2A C, 10.0330%, 6/25/54ž	10,000,000	10,353,203
Tallman Park CLO Ltd 2021-1A D, CME Term SOFR 3 Month + 3.3616%, 7.6548%, 4/20/34ž,‡	4,390,000	4,385,075
The Huntington National Bank 2024-1 C, US 30 Day Average SOFR + 3.1500%, 7.4944%, 5/20/32ž,‡	1,688,106	1,705,102
The Huntington National Bank 2024-1 D, US 30 Day Average SOFR + 5.2500%, 9.5944%, 5/20/32ž,‡	675,243	690,076
The Huntington National Bank 2024-1 E, US 30 Day Average SOFR + 8.2500%, 12.5944%, 5/20/32ž,‡	2,037,666	2,063,898
The Huntington National Bank 2024-2 E, US 30 Day Average SOFR + 7.5000%, 11.8444%, 10/20/32ž,‡	1,503,567	1,512,024
The Huntington National Bank 2025-1 D, US 30 Day Average SOFR + 3.5000%, 7.8504%, 3/21/33ž,‡	2,800,000	2,799,966
The Huntington National Bank 2025-1 E, US 30 Day Average SOFR + 7.1500%, 11.5004%, 3/21/33ž,‡	3,500,000	3,499,908
The Huntington National Bank 2025-VTT D, 6.3820%, 3/15/38ž,‡	11,187,000	11,161,922
Theorem Funding Trust 2022-3A B, 8.9500%, 4/15/29ž	4,500,000	4,604,541
Toorak Mortgage Corp 2025-RRTL1 A1, 5.5240%, 2/25/40ž,Ç	10,510,000	10,524,652
Tricolor Auto Securitization Trust 2022-1A E, 7.7900%, 8/16/27ž	9,036,190	9,069,388
Tricolor Auto Securitization Trust 2023-1A D, 8.5600%, 7/15/27ž	5,750,000	5,825,022
Tricolor Auto Securitization Trust 2024-1A C, 6.9900%, 1/18/28ž	1,850,000	1,874,173
Tricolor Auto Securitization Trust 2024-1A D, 8.6100%, 4/17/28ž	3,145,000	3,243,006
Tricolor Auto Securitization Trust 2025-1A E, 10.3700%, 4/15/32ž	2,600,000	2,623,249
United Airlines 2014-2 A PTT, 3.7500%, 9/3/26	9,216,486	9,067,235
United Auto Credit Securitization Trust 2024-1 D, 8.3000%, 11/12/29ž	4,500,000	4,616,976

	Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Upland CLO Ltd 2016-1A CR, CME Term SOFR 3 Month + 3.1616%, 7.4548%, 4/21/31ž,‡	$8,000,000		$7,990,863
Upstart Securitization Trust 2021-1 C, 4.0600%, 3/20/31ž	893,960		892,443
Upstart Securitization Trust 2023-1 B, 8.3500%, 2/20/33ž	3,810,571		3,833,388
Upstart Securitization Trust 2023-3 B, 8.2500%, 10/20/33ž	14,500,000		15,030,090
US Bank National Association 2023-1 C, 9.7850%, 8/25/32ž	1,662,205		1,690,416
USASF Receivables LLC 2022-1A A, 3.9800%, 4/15/25ž	323,907		321,237
VB-S1 Issuer LLC 2020-2A B, 3.2290%, 9/15/50ž	5,750,000		5,672,052
VB-S1 Issuer LLC 2020-2A C, 4.4590%, 9/15/50ž	12,000,000		11,826,288
VB-S1 Issuer LLC 2024-1A F, 8.8710%, 5/15/54ž	11,000,000		11,440,466
Vontive Mortgage Trust 2025-RTL1 A1, 6.5070%, 3/25/30ž,Ç	16,491,000		16,537,213
Wells Fargo Commercial Mortgage Trust 2021-C61 XA, 1.3368%, 11/15/54‡,¤	76,125,132		4,295,860
Wells Fargo Commercial Mortgage Trust 2024-MGP C11, CME Term SOFR 1 Month + 3.0892%, 7.4083%, 8/15/41ž,‡	17,100,000		17,060,643
Wells Fargo Commercial Mortgage Trust 2025-VTT E, 7.1375%, 3/15/38ž,‡	7,617,000		7,630,452
Westgate Resorts 2022-1A D, 3.8380%, 8/20/36ž	2,663,048		2,609,219
Westgate Resorts 2024-1A C, 7.0600%, 1/20/38ž	3,236,219		3,284,400
Westgate Resorts 2024-1A D, 9.2600%, 1/20/38ž	1,618,110		1,640,874
Westlake Automobile Receivable Trust 2021-3A E, 3.4200%, 4/15/27ž	5,000,000		4,927,815
Woodward Capital Management 2017-280P B, CME Term SOFR 1 Month + 1.3800%, 5.7020%, 9/15/34ž,‡	5,400,000		5,251,700
Woodward Capital Management 2024-CES1 A1B, 6.3250%, 2/25/44ž,‡	9,682,574		9,740,760
Worldwide Plaza Trust 2017-WWP A, 3.5263%, 11/10/36ž	6,453,000		4,343,185
Worldwide Plaza Trust 2017-WWP F, 3.5955%, 11/10/36ž,‡	4,305,008		301,519
Z Capital Credit Partners CLO 2018-1 Ltd, ICE LIBOR USD 3 Month + 2.4500%, 7.0192%, 1/16/31ž,‡	1,250,000		1,250,197
Z Capital Credit Partners CLO 2018-1A A2 Ltd, ICE LIBOR USD 3 Month + 1.5600%, 6.1292%, 1/16/31ž,‡	497,062		496,909
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $3,096,456,568)			3,088,532,538
Bank Loans and Mezzanine Loans – 10.6%
Basic Industry – 1.0%
CI (Maroon) Holdings LLC, CME Term SOFR 3 Month + 4.0000%, 8.4288%, 3/28/31ƒ,‡	5,952,090		5,909,949
Herens US Holdco Corp, CME Term SOFR 3 Month + 3.9250%, 8.3242%, 7/3/28‡	13,957,326		12,813,802
Novelis Holdings Inc, CME Term SOFR 3 Month + 2.0000%, 6.2924%, 3/11/32‡	19,034,000		19,010,208
Olympus Water US Holding Corp, EURIBOR 3 Month + 3.7500%, 6.1050%, 6/20/31‡	4,500,000	EUR	4,857,266
SCIH Salt Holdings Inc, CME Term SOFR 3 Month + 3.0000%, 7.2908%, 1/31/29‡	7,949,806		7,873,885
Spa US HoldCo Inc, CME Term SOFR 3 Month + 3.7500%, 8.3108%, 2/4/28‡	3,567,994		3,563,534
			54,028,644
Brokerage – 0.1%
Aretec Group Inc, CME Term SOFR 1 Month + 3.5000%, 7.8249%, 8/9/30‡	3,868,365		3,832,273
Capital Goods – 0.9%
Arcline FM Holdings LLC, CME Term SOFR 3 Month + 4.5000%, 8.8031%, 6/23/28‡	12,437,500		12,356,656
Foundation Building Materials Inc, CME Term SOFR 3 Month + 4.0000%, 8.5524%, 1/29/31‡	13,684,398		12,407,233
Proampac PG Borrower LLC, CME Term SOFR 3 Month + 4.0000%, 8.3020%, 9/15/28‡	7,419,437		7,363,792
TransDigm Inc, CME Term SOFR 3 Month + 2.5000%, 6.7992%, 1/19/32‡	6,795,850		6,755,687
White Cap Buyer LLC, CME Term SOFR 1 Month + 3.2500%, 7.5749%, 10/19/29‡	10,126,620		9,801,150
			48,684,518
Commercial Services – 0.3%
Driven Holdings LLC, CME Term SOFR 1 Month + 3.0000%, 7.4394%, 12/17/28‡	9,477,829		9,454,134
Lernen Bidco Ltd, EURIBOR 6 Month + 4.0000%, 6.7780%, 4/25/29‡	5,760,000	EUR	6,230,067
Lernen US Finco LLC, SOFR 6 Month + 4.0000%, 8.8400%, 10/27/31‡	902,737		901,049
			16,585,250
Communications – 1.0%
Abe Investment Holdings Inc, 11.2500%, 2/21/30	5,796,000		5,752,530
Banijay Entertainment SAS, EURIBOR 1 Year + 3.2500%, 5.9640%, 1/27/32‡	10,140,000	EUR	10,903,926
CCI Buyer Inc, CME Term SOFR 3 Month + 4.0000%, 8.2992%, 12/17/27‡	9,096,226		9,093,679
Century DE Buyer LLC, CME Term SOFR 3 Month + 3.5000%, 7.7869%, 10/30/30‡	5,810,800		5,807,197
Directv Financing LLC, CME Term SOFR 3 Month + 5.2500%, 9.8024%, 8/2/29‡	10,435,958		10,266,374

	Shares or Principal Amounts		Value
Bank Loans and Mezzanine Loans – (continued)
Communications – (continued)
Hunter Holdco 3 Ltd, CME Term SOFR 3 Month + 4.2500%, 8.6492%, 8/19/28‡	$4,286,000		$4,103,845
Summer (BC) Holdco B Sarl, CME Term SOFR 3 Month + 5.0000%, 9.5485%, 2/15/29ƒ,‡	11,111,000		11,058,890
			56,986,441
Consumer Cyclical – 2.1%
1011778 BC ULC, CME Term SOFR 1 Month + 1.7500%, 6.0749%, 9/20/30‡	13,268,244		13,121,364
CE Intermediate I LLC, CME Term SOFR 1 Month + 3.0000%, 7.3154%, 2/6/32ƒ,‡	10,717,000		10,656,770
Clarios Global LP, EURIBOR 1 Month + 3.2500%, 5.6130%, 1/28/32‡	11,890,000	EUR	12,747,587
Delta 2 Lux Sarl, CME Term SOFR 3 Month + 2.0000%, 7.2006%, 9/30/31ƒ,‡	4,570,379		4,557,536
Entain PLC, EURIBOR 3 Month + 3.2500%, 5.6190%, 6/30/28‡	6,620,000	EUR	7,153,451
Entain PLC, CME Term SOFR 3 Month + 2.7500%, 7.0527%, 10/31/29‡	1,773,049		1,773,598
Gloves Buyer Inc, CME Term SOFR 1 Month + 4.0000%, 8.3256%, 1/17/32ƒ,‡	12,280,000		11,788,800
House of HR Group BV, EURIBOR 1 Month + 5.2500%, 7.7310%, 11/3/29‡	8,340,000	EUR	8,818,092
Hoya Midco LLC, CME Term SOFR 3 Month + 2.2500%, 6.5531%, 2/3/29‡	5,074,500		4,985,696
Loire Finco Luxembourg, EURIBOR 1 Month + 3.2500%, 6.1130%, 4/21/27‡	2,660,000	EUR	2,865,202
Ovg Business Services LLC, CME Term SOFR 1 Month + 3.0000%, 7.3249%, 6/25/31‡	10,230,213		10,153,487
Piolin BidCo SA, EURIBOR 6 Month + 4.5000%, 7.0540%, 9/16/29‡	6,300,000	EUR	6,817,541
Varsity Brands LLC, CME Term SOFR 3 Month + 3.7500%, 8.0680%, 8/26/31‡	20,958,000		20,506,146
			115,945,270
Consumer Non-Cyclical – 1.7%
Celsius Holdings Inc, CME Term SOFR 1 Month + 3.2500%, 7.5754%, 3/21/32ƒ,‡	11,039,000		11,052,799
Colosseum Dental Finance BV, EURIBOR 3 Month + 3.7500%, 6.1760%, 3/20/32‡	11,060,000	EUR	11,913,207
Financiere Mendel SASU, EURIBOR 3 Month + 3.0000%, 5.3550%, 11/8/30‡	6,350,000	EUR	6,818,715
Financiere Mendel SASU, CME Term SOFR 3 Month + 3.2500%, 7.5647%, 11/13/30‡	2,754,188		2,741,573
Heartland Dental LLC, CME Term SOFR 1 Month + 4.5000%, 8.8249%, 4/28/28‡	17,678,571		17,636,320
LifePoint Health Inc, CME Term SOFR 3 Month + 3.5000%, 7.8168%, 5/19/31‡	988,769		949,396
Medline Borrower LP, EURIBOR 1 Month + 2.7500%, 5.1130%, 10/23/28‡	13,000,000	EUR	13,998,508
Medline Borrower LP, CME Term SOFR 1 Month + 2.2500%, 6.5749%, 10/23/28‡	7,393,845		7,376,913
Mehilainen Yhtiot Oy, EURIBOR 1 Month + 3.9000%, 6.4500%, 8/5/31‡	1,280,000	EUR	1,386,189
Saratoga Food Specialties LLC, CME Term SOFR 3 Month + 3.2500%, 7.5488%, 3/12/29‡	6,563,446		6,555,241
Star Parent Inc, CME Term SOFR 3 Month + 4.0000%, 8.2992%, 9/27/30‡	13,394,729		12,778,036
			93,206,897
Diversified Financial Services – 0.2%
Delta 2 Lux Sarl, CME Term SOFR 3 Month + 2.0000%, 6.2992%, 9/30/31‡	9,140,737		9,115,052
SK Neptune Husky Finance Sarl, CME Term SOFR 3 Month + 10.0000%, 13.5868%, 4/30/24‡,€	845,584		634,188
SK Neptune Husky Finance Sarl, CME Term SOFR 3 Month + 7.0000%, 10.4338%, 1/3/29‡	7,944,281		109,234
			9,858,474
Electric – 0.2%
Alpha Generation LLC, CME Term SOFR 1 Month + 2.7500%, 7.0749%, 9/30/31‡	4,275,285		4,270,625
Long Ridge Energy LLC, CME Term SOFR 1 Month + 4.5000%, 8.8249%, 2/19/32‡	5,305,000		5,092,800
			9,363,425
Energy – 0.2%
ITT Holdings LLC, CME Term SOFR 1 Month + 2.7500%, 7.0749%, 10/11/30‡	13,506,784		13,502,597
Finance Companies – 0.2%
Athena Bidco SASU, EURIBOR 3 Month + 3.5000%, 5.8550%, 4/14/31‡	8,390,000	EUR	9,052,383
Financial Institutions – 0.2%
Chrysaor Bidco Sarl, CME Term SOFR 1 Month + 3.5000%, 1.0000%, 10/30/31‡	118,985		119,049
Chrysaor Bidco Sarl, CME Term SOFR 3 Month + 3.5000%, 7.7889%, 10/30/31‡	1,608,877		1,609,746
Mermaid Bidco Inc, CME Term SOFR 3 Month + 3.2500%, 7.5531%, 7/3/31‡	11,467,781		11,460,671
			13,189,466
Health Care Providers & Services – 0.2%
VetStrategy Canada Holdings Inc, CME Term SOFR 3 Month + 3.7500%, 8.0492%, 12/12/28‡	9,174,174		9,171,330
Industrial – 0.2%
Inspired Finco Holdings Ltd, EURIBOR 1 Month + 3.2500%, 5.6130%, 2/28/31‡	10,760,000	EUR	11,547,717

	Shares or Principal Amounts		Value
Bank Loans and Mezzanine Loans – (continued)
Insurance – 0.2%
TIH Insurance Holdings LLC, CME Term SOFR 3 Month + 2.7500%, 7.0492%, 5/6/31‡	$2,298,387		$2,281,149
USI Inc/NY, CME Term SOFR 3 Month + 2.2500%, 6.5873%, 9/29/30‡	8,677,245		8,585,613
			10,866,762
Technology – 1.4%
Ahead DB Holdings LLC, CME Term SOFR 3 Month + 3.0000%, 7.2992%, 2/1/31‡	6,097,360		6,079,251
Claudius Finance Sarl, EURIBOR 3 Month + 3.2500%, 5.8620%, 7/10/28‡	3,250,000	EUR	3,493,267
Coherent Corp, CME Term SOFR 1 Month + 2.0000%, 6.3249%, 7/2/29‡	2,651,095		2,643,910
Fortress Intermediate 3 Inc, CME Term SOFR 1 Month + 3.7500%, 8.0749%, 6/27/31‡	5,792,483		5,774,410
Gold Rush Bidco Ltd, EURIBOR 3 Month + 4.0000%, 6.5560%, 5/16/31‡	6,040,000	EUR	6,518,224
Modena Buyer LLC, CME Term SOFR 3 Month + 4.5000%, 8.7908%, 7/1/31‡	16,006,882		15,479,936
Project Alpha Intermediate Holdings Inc, CME Term SOFR 3 Month + 3.2500%, 7.5606%, 10/28/30ƒ,‡	7,929,000		7,905,847
Project Alpha Intermediate Holdings Inc, CME Term SOFR 1 Month + 5.0000%, 9.6221%, 11/22/32ƒ,‡	4,952,000		4,916,940
X Corp, 9.5000%, 10/26/29	9,285,000		9,518,796
Zuora Inc, CME Term SOFR 1 Month + 3.5000%, 7.8249%, 2/14/32‡	13,045,000		12,849,325
			75,179,906
Transportation – 0.5%
First Student Bidco Inc, CME Term SOFR 3 Month + 2.5000%, 6.7992%, 7/21/28‡	4,465,233		4,453,355
Genesee & Wyoming Inc, CME Term SOFR 3 Month + 1.7500%, 6.0492%, 4/10/31‡	5,235,631		5,183,956
Patriot Rail Co LLC, CME Term SOFR 3 Month + 3.0000%, 7.2859%, 3/8/32‡	5,378,000		5,378,000
Stonepeak Nile Parent LLC, CME Term SOFR 1 Month + 2.7500%, 7.0548%, 2/4/32ƒ,‡	13,487,000		13,423,746
			28,439,057
Total Bank Loans and Mezzanine Loans (cost $591,188,849)			579,440,410
Corporate Bonds – 27.4%
Banking – 2.0%
American Express Co, US Treasury Yield Curve Rate 5 Year + 2.8540%, 3.5500%‡,μ	1,850,000		1,786,606
Bank of America Corp, SOFR + 1.6970%, 5.7440%, 2/12/36‡	19,681,000		19,643,398
Bank of New York Mellon Corp/The, SOFR + 1.6060%, 4.9670%, 4/26/34‡	5,144,000		5,098,181
BNP Paribas SA, US Treasury Yield Curve Rate 5 Year + 4.9690%, 9.2500%ž,‡,μ	2,928,000		3,129,376
Capital One Financial Corp, SOFR + 2.2600%, 6.0510%, 2/1/35‡	2,481,000		2,533,219
Capital One Financial Corp, SOFR + 2.0360%, 6.1830%, 1/30/36‡	12,618,000		12,588,916
Citigroup Inc, US Treasury Yield Curve Rate 5 Year + 3.4170%, 3.8750%‡,μ	5,310,000		5,187,230
Citigroup Inc, US Treasury Yield Curve Rate 5 Year + 3.5970%, 4.0000%‡,μ	5,000,000		4,922,307
Discover Financial Services, SOFR + 3.3700%, 7.9640%, 11/2/34‡	4,587,000		5,243,013
ING Groep NV, SOFR + 2.0900%, 6.1140%, 9/11/34‡	2,990,000		3,135,589
Intesa Sanpaolo SpA, 5.7100%, 1/15/26ž	580,000		581,619
JPMorgan Chase & Co, SOFR + 0.9000%, 5.1400%, 1/24/31‡	5,305,000		5,387,735
JPMorgan Chase & Co, US Treasury Yield Curve Rate 5 Year + 2.8500%, 3.6500%‡,μ	1,716,000		1,677,645
Morgan Stanley, CME Term SOFR 3 Month + 1.8896%, 4.4310%, 1/23/30‡	6,917,000		6,829,420
Morgan Stanley, SOFR + 3.1200%, 3.6220%, 4/1/31‡	2,740,000		2,587,138
Morgan Stanley, US Treasury Yield Curve Rate 5 Year + 2.4300%, 5.9480%, 1/19/38‡	1,081,000		1,092,762
PNC Financial Services Group Inc/The, SOFR + 2.2840%, 6.8750%, 10/20/34‡	3,231,000		3,572,341
Societe Generale SA, 4.2500%, 4/14/25ž	3,623,000		3,621,242
Societe Generale SA, 4.7500%, 11/24/25ž	3,638,000		3,624,350
UniCredit SpA, US Treasury Yield Curve Rate 1 Year + 2.3000%, 2.5690%, 9/22/26ž,‡	1,583,000		1,565,553
US Bancorp, SOFR + 1.8600%, 5.6780%, 1/23/35‡	6,679,000		6,827,954
Wells Fargo & Co, SOFR + 1.1100%, 5.2440%, 1/24/31‡	9,998,000		10,165,610
			110,801,204
Basic Industry – 2.2%
Capstone Copper Corp, 6.7500%, 3/31/33ž	13,583,000		13,529,075
Celanese US Holdings LLC, 6.6290%, 7/15/32	2,273,000		2,334,307
Celanese US Holdings LLC, 6.9500%, 11/15/33#	7,256,000		7,583,036
First Quantum Minerals Ltd, 9.3750%, 3/1/29ž	1,594,000		1,676,324
First Quantum Minerals Ltd, 8.0000%, 3/1/33ž	12,105,000		12,265,464
Hudbay Minerals Inc, 4.5000%, 4/1/26ž	12,488,000		12,300,687
Mineral Resources Ltd, 9.2500%, 10/1/28ž	6,885,000		6,884,265
Novelis Corp, 3.2500%, 11/15/26ž	6,218,000		6,011,194
Olympus Water US Holding Corp, 7.2500%, 6/15/31ž	10,365,000		10,175,320

	Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Basic Industry – (continued)
Progroup AG, 5.3750%, 4/15/31	13,000,000	EUR	$13,662,805
Tronox Inc, 4.6250%, 3/15/29ž,#	$12,553,000		10,735,702
Verde Purchaser LLC, 10.5000%, 11/30/30ž	18,984,000		20,100,734
			117,258,913
Brokerage – 0.7%
Artec Group Inc, 10.0000%, 8/15/30ž	3,966,000		4,257,886
Blue Owl Finance LLC, 6.2500%, 4/18/34	9,574,000		9,805,238
LPL Holdings Inc, 6.0000%, 5/20/34	5,197,000		5,304,023
Marex Group PLC, 6.4040%, 11/4/29	10,713,000		10,889,107
Nasdaq Inc, 4.5000%, 2/15/32	6,005,000	EUR	6,855,790
			37,112,044
Capital Goods – 1.9%
Amcor Flexibles North America Inc, 5.5000%, 3/17/35ž	7,957,000		7,983,909
Ardagh Metal Packaging SA, 3.0000%, 9/1/29	14,233,000	EUR	12,878,795
Berry Global Inc, 5.8000%, 6/15/31	3,884,000		4,035,336
Berry Global Inc, 5.6500%, 1/15/34	11,130,000		11,292,025
Boeing Co/The, 6.3880%, 5/1/31	2,801,000		2,984,798
Bombardier Inc, 7.4500%, 5/1/34ž	12,187,000		12,498,232
LBM Acquisition LLC, 6.2500%, 1/15/29ž	12,688,000		10,805,091
Patrick Industries Inc, 6.3750%, 11/1/32ž	10,289,000		9,972,921
Quikrete Holdings Inc, 6.7500%, 3/1/33ž	4,755,000		4,733,365
Regal Rexnord Corp, 6.3000%, 2/15/30	1,951,000		2,029,091
Regal Rexnord Corp, 6.4000%, 4/15/33	10,900,000		11,314,688
Wilsonart LLC, 11.0000%, 8/15/32ž	13,125,000		12,042,783
			102,571,034
Communications – 2.7%
AMC Networks Inc, 10.2500%, 1/15/29ž	4,595,000		4,761,569
AMC Networks Inc, 4.2500%, 2/15/29	6,582,000		4,937,531
AppLovin Corp, 5.5000%, 12/1/34	14,534,000		14,530,754
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.5500%, 6/1/34	14,683,000		15,104,012
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.5000%, 4/1/63	5,424,000		4,355,708
CSC Holdings LLC, 11.2500%, 5/15/28ž	8,044,000		7,776,623
Frontier Communications Holdings LLC, 8.6250%, 3/15/31ž	10,336,000		11,009,596
LCPR Senior Secured Financing DAC, 5.1250%, 7/15/29ž	5,834,000		4,276,885
Level 3 Financing Inc, 3.7500%, 7/15/29ž	6,822,000		4,962,838
Lions Gate Capital Holdings 1 Inc, 5.5000%, 4/15/29ž	14,594,000		13,540,232
Lumen Technologies Inc, 4.1250%, 4/15/29ž	5,670,000		5,329,800
Lumen Technologies Inc, 10.0000%, 10/15/32ž	5,000,000		4,991,550
McGraw-Hill Education Inc, 7.3750%, 9/1/31ž	11,645,000		11,709,292
Midcontinent Communications, 8.0000%, 8/15/32ž	15,167,000		15,335,537
Netflix Inc, 3.6250%, 6/15/30	6,830,000	EUR	7,572,224
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC, 6.0000%, 1/15/30ž	5,633,000		4,874,518
Univision Communications Inc, 4.5000%, 5/1/29ž	3,400,000		3,003,998
Univision Communications Inc, 7.3750%, 6/30/30ž	1,134,000		1,083,386
Univision Communications Inc, 8.5000%, 7/31/31ž	7,418,000		7,248,423
			146,404,476
Consumer Cyclical – 4.9%
Adler Pelzer Holding GmbH, 9.5000%, 4/1/27	6,450,000	EUR	6,682,365
Aston Martin Capital Holdings Ltd, 10.0000%, 3/31/29ž	9,452,000		8,546,272
Atlas LuxCo 4 Sarl / Allied Universal Holdco LLC / Allied Universal Finance Corp, 4.8750%, 6/1/28	7,162,000	GBP	8,694,778
Caesars Entertainment Inc, 6.0000%, 10/15/32ž,#	13,970,000		13,046,155
Carvana Co, 11.0000% (11% Cash or 13% PIK), 6/1/30ž,Ø	11,442,000		12,109,435
Choice Hotels International Inc, 5.8500%, 8/1/34	11,657,000		11,681,435
Ford Motor Credit Co LLC, 3.3750%, 11/13/25	4,664,000		4,608,323
Ford Motor Credit Co LLC, 6.1250%, 3/8/34	6,724,000		6,450,486
Ford Motor Credit Co LLC, 7.3500%, 11/4/27	3,566,000		3,695,057
Forvia SE, 8.0000%, 6/15/30ž	13,931,000		13,751,367
Full House Resorts Inc, 8.2500%, 2/15/28ž	14,823,000		14,648,570
General Motors Financial Co Inc, ICE LIBOR USD 3 Month + 3.5980%, 5.7500%‡,#,μ	13,680,000		12,939,759
GLP Capital LP / GLP Financing II Inc, 4.0000%, 1/15/31	7,957,000		7,417,718
JB Poindexter & Co Inc, 8.7500%, 12/15/31ž	9,013,000		9,262,462
LGI Homes Inc, 4.0000%, 7/15/29ž	6,159,000		5,437,481
LGI Homes Inc, 7.0000%, 11/15/32ž	7,537,000		7,127,741
Lithia Motors Inc, 3.8750%, 6/1/29ž	3,700,000		3,387,703
Lithia Motors Inc, 4.3750%, 1/15/31ž	6,689,000		6,060,387

	Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Consumer Cyclical – (continued)
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC, 8.2500%, 4/15/30ž	$13,532,000		$13,298,667
NCL Corporation Ltd, 7.7500%, 2/15/29ž	8,470,000		8,827,569
Pinnacle Bidco PLC, 8.2500%, 10/11/28	5,150,000	EUR	5,836,138
Raven Acquisition Holdings LLC, 6.8750%, 11/15/31ž	15,163,000		14,724,239
Royal Caribbean Cruises Ltd, 5.6250%, 9/30/31ž	6,885,000		6,760,539
Sands China Ltd, 3.8000%, 1/8/26	4,000,000		3,955,818
Sands China Ltd, 2.8500%, 3/8/29	7,249,000		6,556,294
VICI Properties LP, 4.9500%, 2/15/30	3,425,000		3,395,419
VICI Properties LP, 5.1250%, 5/15/32	1,327,000		1,298,780
VICI Properties LP, 5.6250%, 4/1/35	8,931,000		8,880,473
Victra Holdings LLC / Victra Finance Corp, 8.7500%, 9/15/29ž	10,931,000		11,275,064
Wynn Macau Ltd, 5.1250%, 12/15/29ž	12,049,000		11,134,121
Wynn Resorts Finance LLC, 6.2500%, 3/15/33ž	13,984,000		13,619,512
			265,110,127
Consumer Non-Cyclical – 2.8%
Champ Acquisition Corp, 8.3750%, 12/1/31ž	10,423,000		10,767,334
CVS Health Corp, 4.7800%, 3/25/38	8,231,000		7,385,265
CVS Health Corp, US Treasury Yield Curve Rate 5 Year + 2.8860%, 7.0000%, 3/10/55‡	6,934,000		6,988,705
Hasbro Inc, 6.0500%, 5/14/34	15,633,000		16,046,055
Heartland Dental LLC / Heartland Dental Finance Corp, 10.5000%, 4/30/28ž	11,834,000		12,433,605
HLF Financing Sarl LLC / Herbalife International Inc, 12.2500%, 4/15/29ž	4,157,000		4,469,532
HLF Financing Sarl LLC / Herbalife International Inc, 4.8750%, 6/1/29ž	2,412,000		1,860,144
Insulet Corp, 6.5000%, 4/1/33ž	1,876,000		1,906,877
JBS USA Holding Lux Sarl / JBS USA Food Co / JBS Lux Co Sarl, 6.7500%, 3/15/34	5,726,000		6,181,578
LifePoint Health Inc, 11.0000%, 10/15/30ž	5,887,000		6,399,811
Mars Inc, 5.2000%, 3/1/35ž	6,553,000		6,585,810
Mattel Inc, 5.4500%, 11/1/41	4,674,000		4,281,016
Organon Finance 1 LLC, 5.1250%, 4/30/31ž	17,733,000		15,461,488
Pilgrim's Pride Corp, 6.2500%, 7/1/33	8,897,000		9,209,614
Royalty Pharma PLC, 5.4000%, 9/2/34	7,202,000		7,119,489
Solventum Corp, 5.6000%, 3/23/34	17,514,000		17,753,327
Surgery Center Holdings Inc, 7.2500%, 4/15/32ž	3,081,000		3,046,749
Teva Pharmaceutical Industries Ltd, 4.3750%, 5/9/30	13,996,000	EUR	15,116,830
			153,013,229
Electric – 2.6%
Algonquin Power & Utilities Corp, US Treasury Yield Curve Rate 5 Year + 3.2490%, 4.7500%, 1/18/82‡	8,480,000		8,077,184
Alpha Generation LLC, 6.7500%, 10/15/32ž	11,778,000		11,785,651
Ameren Corp, 5.3750%, 3/15/35	22,915,000		22,865,145
American Electric Power Co Inc, US Treasury Yield Curve Rate 5 Year + 2.6750%, 3.8750%, 2/15/62‡	14,513,000		13,737,994
CMS Energy Corp, US Treasury Yield Curve Rate 5 Year + 4.1160%, 4.7500%, 6/1/50‡	2,300,000		2,162,980
Duke Energy Corp, US Treasury Yield Curve Rate 5 Year + 2.5880%, 6.4500%, 9/1/54‡	5,381,000		5,371,918
Liberty Utilities Co, 5.8690%, 1/31/34ž	6,845,000		6,972,957
Lightning Power LLC, 7.2500%, 8/15/32ž	12,968,000		13,351,593
Long Ridge Energy LLC, 8.7500%, 2/15/32ž	12,606,000		12,177,753
NRG Energy Inc, 7.0000%, 3/15/33ž	10,205,000		11,001,970
NRG Energy Inc, 6.2500%, 11/1/34ž	3,774,000		3,715,162
PG&E Corp, SOFR + 0.9500%, 5.3669%, 9/4/25‡	22,761,000		22,763,115
Vistra Operations Co LLC, 6.9500%, 10/15/33ž	8,264,000		8,876,809
			142,860,231
Energy – 2.0%
Blue Racer Midstream LLC / Blue Racer Finance Corp, 7.2500%, 7/15/32ž	3,119,000		3,226,624
Columbia Pipelines Holding Company LLC, 5.0970%, 10/1/31ž	5,325,000		5,261,189
DT Midstream Inc, 4.1250%, 6/15/29ž	7,432,000		6,994,508
DT Midstream Inc, 5.8000%, 12/15/34ž	11,240,000		11,292,468
EnLink Midstream LLC, 5.6500%, 9/1/34	13,230,000		13,332,400
FTAI Infra Escrow Holdings LLC, 10.5000%, 6/1/27ž	13,378,000		13,996,719
Hess Midstream Operations LP, 4.2500%, 2/15/30ž	15,018,000		14,128,709
Occidental Petroleum Corp, 5.5500%, 10/1/34	11,792,000		11,517,692
Rockies Express Pipeline LLC, 6.7500%, 3/15/33ž	4,294,000		4,365,908
Sunoco LP, 6.2500%, 7/1/33ž	9,881,000		9,891,345

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Energy – (continued)
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp, 6.0000%, 12/31/30ž	$6,557,000	$6,220,572
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp, 6.0000%, 9/1/31ž	7,101,000	6,712,974
		106,941,108
Finance Companies – 1.4%
Blackstone Private Credit Fund, 6.2500%, 1/25/31	5,660,000	5,754,418
Blackstone Secured Lending Fund, 5.8750%, 11/15/27	3,916,000	3,980,603
Blue Owl Credit Income Corp, 5.8000%, 3/15/30ž	15,447,000	15,147,044
GGAM Finance Ltd, 5.8750%, 3/15/30ž	7,790,000	7,687,873
goeasy Ltd, 7.6250%, 7/1/29ž	10,776,000	10,779,136
Macquarie Airfinance Holdings Ltd, 5.1500%, 3/17/30ž	5,094,000	5,022,701
Macquarie Airfinance Holdings Ltd, 6.5000%, 3/26/31ž	9,650,000	10,048,670
Navient Corp, 4.8750%, 3/15/28	7,832,000	7,471,435
Navient Corp, 5.5000%, 3/15/29	2,668,000	2,524,758
Oaktree Strategic Credit Fund, 8.4000%, 11/14/28	1,905,000	2,063,001
Sixth Street Lending Partners, 6.5000%, 3/11/29	3,515,000	3,592,415
		74,072,054
Financial Institutions – 0.3%
Atlas Warehouse Lending Co LP, 6.2500%, 1/15/30ž	5,318,000	5,346,478
Burford Capital Global Finance LLC, 6.2500%, 4/15/28ž	4,962,000	4,931,031
Burford Capital Global Finance LLC, 6.8750%, 4/15/30ž	4,025,000	3,973,886
GGAM Finance Ltd, 8.0000%, 6/15/28ž	2,977,000	3,121,706
		17,373,101
Insurance – 0.8%
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Investor 2 LLC, 7.8750%, 11/1/29ž	7,177,000	7,073,436
Arthur J Gallagher & Co, 5.4500%, 7/15/34	5,311,000	5,392,273
Athene Global Funding, 2.6460%, 10/4/31ž	5,897,000	5,055,899
Broadstreet Partners Inc, 5.8750%, 4/15/29ž	10,225,000	9,825,717
Health Care Service Corp, 5.4500%, 6/15/34ž	5,278,000	5,354,544
Humana Inc, 5.8750%, 3/1/33	12,476,000	12,755,325
		45,457,194
Natural Gas – 0.4%
Engie SA, 5.8750%, 4/10/54ž	1,784,000	1,769,846
NiSource Inc, US Treasury Yield Curve Rate 5 Year + 2.4510%, 6.9500%, 11/30/54‡	11,335,000	11,492,398
NiSource Inc, US Treasury Yield Curve Rate 5 Year + 2.5270%, 6.3750%, 3/31/55‡	8,539,000	8,437,661
		21,699,905
Personal Products – 0.1%
Herbalife Ltd, 4.2500%, 6/15/28	7,343,000	6,298,202
Real Estate Investment Trusts (REITs) – 0.6%
Americold Realty Operating Partnership LP, 5.4090%, 9/12/34	5,464,000	5,335,049
Broadstone Net Lease LLC, 2.6000%, 9/15/31	5,585,000	4,729,031
Lexington Realty Trust, 2.7000%, 9/15/30	2,280,000	2,006,058
Rithm Capital Corp, 8.0000%, 4/1/29ž	9,567,000	9,513,106
Starwood Property Trust Inc, 7.2500%, 4/1/29ž	2,893,000	2,965,756
Starwood Property Trust Inc, 6.5000%, 10/15/30ž	10,251,000	10,155,929
		34,704,929
Technology – 1.5%
CA Magnum Holdings, 5.3750%, 10/31/26ž	6,237,000	6,121,321
CrowdStrike Holdings Inc, 3.0000%, 2/15/29	8,114,000	7,467,067
Fiserv Inc, 5.1500%, 8/12/34	5,437,000	5,392,666
Gartner Inc, 3.7500%, 10/1/30ž	5,925,000	5,464,962
Intel Corp, 5.7000%, 2/10/53	5,853,000	5,380,066
Intel Corp, 3.1000%, 2/15/60	8,379,000	4,646,843
Iron Mountain Inc, 4.5000%, 2/15/31ž	3,754,000	3,441,244
Marvell Technology Inc, 4.8750%, 6/22/28#	3,684,000	3,700,304
NetApp Inc, 5.7000%, 3/17/35	17,509,000	17,479,641
Rocket Software Inc, 6.5000%, 2/15/29ž	13,233,000	12,472,131
Unisys Corp, 6.8750%, 11/1/27ž	2,224,000	2,169,617
Western Digital Corp, 2.8500%, 2/1/29	9,546,000	8,617,524
		82,353,386
Transportation – 0.5%
Rand Parent LLC, 8.5000%, 2/15/30ž,#	16,076,000	15,915,359
Stonepeak Nile Parent LLC, 7.2500%, 3/15/32ž	9,015,000	9,188,899
		25,104,258
Total Corporate Bonds (cost $1,487,365,952)		1,489,135,395

	Shares or Principal Amounts	Value
Convertible Corporate Bonds – 0%
Advertising – 0%
Authentic Brands Group LLC, 5.0000% (5% Cash or 5% PIK), 9/1/29Ç,Ø (cost $9,037)	$9,037	$9,037
Promissory Notes – 0%
Development – 0%
University of Michigan Student Housing Land Loan, 9.3900%, 11/21/28¢ (cost $588,307)	588,307	588,307
Mortgage-Backed Securities – 19.5%
Fannie Mae:
2.5000%, TBA, 30 Year Maturity	8,292,606	6,897,226
3.0000%, TBA, 30 Year Maturity	127,088,381	110,209,011
3.5000%, TBA, 30 Year Maturity	216,140,409	195,034,082
4.0000%, TBA, 30 Year Maturity	66,395,947	61,860,971
4.5000%, TBA, 30 Year Maturity	114,465,836	109,481,993
5.0000%, TBA, 30 Year Maturity	53,678,280	52,606,700
5.5000%, TBA, 30 Year Maturity	254,042,652	253,698,424
6.0000%, TBA, 30 Year Maturity	123,331,000	125,238,931
6.5000%, TBA, 30 Year Maturity	9,400,000	9,695,630
		924,722,968
Fannie Mae Pool:
BO3223, 3.0000%, 10/1/34	100,050	95,543
995757, 6.0000%, 2/1/37	487	510
AB6280, 3.0000%, 9/1/42	865,444	782,714
MA1327, 3.0000%, 1/1/43	1,074,605	971,880
MA1363, 3.0000%, 2/1/43	432,229	390,911
AB8517, 3.0000%, 2/1/43	29,007	26,169
AR9225, 3.0000%, 3/1/43	1,406,955	1,269,321
MA1384, 3.0000%, 3/1/43	386,961	349,107
MA1447, 3.0000%, 5/1/43	329,139	296,941
AT2957, 3.0000%, 5/1/43	1,631	1,472
AL5942, 5.0000%, 7/1/44	4,210	4,225
AL5887, 4.5000%, 10/1/44	2,782	2,735
AL6542, 4.5000%, 3/1/45	4,525	4,449
AL8438, 3.0000%, 7/1/45	1,681,860	1,517,334
BM3511, 4.5000%, 2/1/46	6,300	6,225
BM5836, 3.0000%, 9/1/46	783,467	708,573
AS8547, 3.0000%, 11/1/46	291,306	257,487
MA2894, 3.0000%, 1/1/47	35,376	31,269
BE3616, 4.0000%, 5/1/47	652,105	619,811
BJ4559, 3.5000%, 1/1/48	2,392	2,203
BJ4566, 4.0000%, 1/1/48	9,071	8,622
BJ4960, 3.5000%, 3/1/48	2,792,738	2,557,340
BK1964, 4.0000%, 3/1/48	2,744	2,607
ZN4240, 4.5000%, 12/1/48	444,090	433,796
BO2983, 3.0000%, 9/1/49	313,546	278,969
FS5362, 4.5000%, 12/1/50	4,171,164	4,047,223
BF0167, 3.0000%, 2/1/57	4,460,038	3,811,818
BF0189, 3.0000%, 6/1/57	19,393	16,582
		18,495,836
Freddie Mac Pool:
ZS7403, 3.0000%, 5/1/31	829,672	804,580
ZK8962, 3.0000%, 9/1/32	141,225	135,952
ZK9163, 3.0000%, 1/1/33	80,456	77,404
QN0786, 3.0000%, 10/1/34	248,282	237,038
QN0783, 3.0000%, 10/1/34	113,570	108,279
ZS3695, 6.0000%, 4/1/40	10,048	10,549
ZN0627, 3.0000%, 2/1/43	3,139	2,832
ZT1926, 3.0000%, 11/1/43	3,402,276	3,077,042
ZT1145, 4.5000%, 5/1/44	1,994	1,961
ZM1434, 3.5000%, 7/1/46	2,033	1,878
ZT1633, 4.0000%, 3/1/47	5,257	4,997
ZT0534, 3.5000%, 12/1/47	33,582	30,889
ZM5707, 3.5000%, 2/1/48	2,108	1,935
ZM6276, 4.0000%, 4/1/48	1,226	1,164
ZN4528, 4.5000%, 4/1/49	1,063,355	1,031,660
QA1615, 3.5000%, 8/1/49	1,775,309	1,617,675
QA5622, 3.0000%, 12/1/49	423,207	371,742
QA4936, 3.0000%, 12/1/49	255,107	224,084
		7,741,661

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Ginnie Mae:
3.5000%, TBA, 30 Year Maturity	$98,660,539	$90,340,298
4.0000%, TBA, 30 Year Maturity	16,054,402	15,028,269
5.0000%, TBA, 30 Year Maturity	7,343,765	7,223,283
		112,591,850
Ginnie Mae I Pool:
784182, 4.5000%, 8/15/46	9,000	8,795
BB4357, 4.0000%, 7/15/47	2,816	2,659
BC7161, 4.0000%, 8/15/47	330	314
BD7109, 4.0000%, 11/15/47	468	445
BD7135, 4.0000%, 12/15/47	1,620	1,530
		13,743
Ginnie Mae II Pool:
MA5021, 4.5000%, 2/20/48	81,189	79,293
BH3673, 4.5000%, 5/20/48	1,738	1,696
BH3672, 4.5000%, 5/20/48	663	646
		81,635
Total Mortgage-Backed Securities (cost $1,063,533,564)		1,063,647,693
Common Stocks – 0.5%
Chemicals – 0.1%
Celanese Corp	72,451	4,113,043
Health Care Providers & Services – 0.1%
Surgery Partners Inc*	288,999	6,863,726
Hotels, Restaurants & Leisure – 0.1%
Churchill Downs Inc	44,931	4,990,486
Metals & Mining – 0.1%
Franco-Nevada Corp	37,762	5,949,781
Pharmaceuticals – 0.1%
Teva Pharmaceutical Industries Ltd (ADR)*	423,126	6,503,447
Total Common Stocks (cost $31,672,940)		28,420,483
Preferred Stocks – 0%
Finance Companies – 0%
Castlelake Aircraft Securitization Trust 2018-1, 6/15/43‡	1,000,000	50,000
Industrial – 0%
Project Silver, 3/15/44ž	1,500,000	138,750
START Ireland, 3/15/44ž,‡	1,500,000	450,000
Thunderbolt II Aircraft Lease Ltd, 9/15/38	10	195,755
Thunderbolt III Aircraft Lease Ltd, 11/15/39ž,‡	5,000,000	250,000
		1,034,505
Total Preferred Stocks (cost $11,007,961)		1,084,505
Private Preferred Equity – 0.3%
Real Estate Preferred Equity – 0.3%
Dawson Forest, 13.0000% (6.50% Cash or 6.50% PIK), 4/2/29Ø,¢	4,252,543	4,380,119
Avondale Hill Holdings LP, 13.0000% (7% Cash or 6% PIK), 12/11/29Ø,¢	4,329,168	4,329,168
Blackbird Apartments, 13.0000% (6.50% Cash or 6.50% PIK), 2/2/30Ø,¢	7,470,612	7,470,612
Total Private Preferred Equity (cost $16,052,323)		16,179,899
Investment Companies£ – 5.9%
Exchange-Traded Funds (ETFs) – 3.5%
Janus Henderson Emerging Markets Debt Hard Currency	3,768,971	191,802,557
Money Markets – 2.4%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº	126,874,659	126,900,034
Total Investment Companies (cost $320,334,344)		318,702,591
Investments Purchased with Cash Collateral from Securities Lending – 0.5%
Investment Companies – 0.4%
Janus Henderson Cash Collateral Fund LLC, 4.2319%ºº,£	21,935,956	21,935,956
Time Deposits – 0.1%
Royal Bank of Canada, 4.3100%, 4/1/25	$6,835,492	6,835,492
Total Investments Purchased with Cash Collateral from Securities Lending (cost $28,771,448)		28,771,448
Total Investments (total cost $6,646,981,293) – 121.5%		6,614,512,306
Liabilities, net of Cash, Receivables and Other Assets – (21.5)%		(1,172,210,988)
Net Assets – 100%		$5,442,301,318

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$6,166,026,112	93.2%
Canada	76,530,543	1.2
United Kingdom	72,889,769	1.1
France	55,412,778	0.9
Cayman Islands	55,301,615	0.8
Luxembourg	32,956,967	0.5
Netherlands	23,866,888	0.4
Macao	21,646,233	0.3
Israel	21,620,277	0.3
Germany	20,345,170	0.3
Zambia	13,941,788	0.2
Peru	12,300,687	0.2
Ireland	11,861,375	0.2
Jersey	8,546,272	0.1
Australia	6,884,265	0.1
India	6,121,321	0.1
Puerto Rico	4,276,885	0.1
Italy	2,147,172	0.0
Finland	1,386,189	0.0
Bermuda	450,000	0.0
Total	$6,614,512,306	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/25	Ending Shares	Dividend Income
Investment Companies - 5.9%
Exchange-Traded Funds (ETFs) - 3.5%
Janus Henderson Emerging Markets Debt Hard Currency
	$-	$193,434,310	$-	$-	$(1,631,753)	$191,802,557	3,768,971	$6,875,726
Money Markets - 2.4%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº
	148,169,315	1,913,548,356	(1,934,824,500)	6,863	-	126,900,034	126,874,659	7,149,696
Total Investment Companies - 5.9%
	$148,169,315	$2,106,982,666	$(1,934,824,500)	$6,863	$(1,631,753)	$318,702,591	130,643,630	$14,025,422
Investments Purchased with Cash Collateral from Securities Lending - 0.4%
Investment Companies - 0.4%
Janus Henderson Cash Collateral Fund LLC, 4.2319%ºº
	13,805,716	94,948,763	(86,818,523)	-	-	21,935,956	21,935,956	96,336 ∆
Total Affiliated Investments - 6.3%
	$161,975,031	$2,201,931,429	$(2,021,643,023)	$6,863	$(1,631,753)	$340,638,547	152,579,586	$14,121,758

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
British Pound	4/14/25	(6,821,501)	$8,503,164	$(306,501)
Canadian Dollar	4/14/25	61,751	(43,126)	(183)
Canadian Dollar	4/14/25	(4,689,275)	3,274,170	13,176
Euro	4/14/25	26,302,101	(28,049,617)	407,809
Euro	4/14/25	12,375,014	(13,477,360)	(88,278)

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Euro	4/14/25	(15,160,000)	$16,473,001	$70,716
Euro	4/14/25	(195,865,951)	202,019,498	(9,896,683)
Total				$(9,799,944)

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
10 Year US Treasury Note	2,205	6/30/25	$245,237,344	$1,515,938
2 Year US Treasury Note	3,894	7/3/25	806,727,285	2,344,071
5 Year US Treasury Note	8,594	7/3/25	929,494,813	2,663,758
Total - Futures Long				6,523,767
Futures Short:
Ultra 10-Year Treasury Note	2,085	6/30/25	(237,950,625)	(2,496,864)
Ultra Long Term US Treasury Bond	167	6/30/25	(20,415,750)	(77,969)
US Treasury Long Bond	57	6/30/25	(6,685,031)	262
Total - Futures Short				(2,574,571)
Total				$3,949,196

Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Reference Asset	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Value
iTraxx Europe, Fixed Rate of 5.00%, Paid Quarterly	6/20/30	(147,500,000)	EUR	$(13,630,244)	$1,421,471	$(12,208,773)

Schedule of Centrally Cleared Credit Default Swaps - Sell Protection(1)
Reference Asset Type/ Reference Asset	S&P Credit Rating	Maturity Date	Notional Amount(2)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Value
Credit Default Swap Index
CDX.NA.HY.43, Fixed Rate of 5.00%, Paid Quarterly(3)	NR	12/20/29	151,000,000	USD	$9,086,425	$(774,354)	$8,312,071

(1)
If a credit event occurs, the seller of protection will pay a net settlement amount equal to the notional amount of the swap less the recovery value of the reference asset from related offsetting purchase protection.

(2)	If a credit event occurs, the notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection.
(3)
For those index credit default swaps entered into by the Fund to sell protection, "Variation Margin" serves as an indicator of the current status of payment and performance risk and represents the likelihood of an expected gain or loss should the notional amount of the swap be closed or sold at period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference asset's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

Schedule of Total Return Swaps
Counterparty/ Return Paid by the Fund	Return Received by the Fund	Payment Frequency	Termination Date	Notional Amount		Swap Contracts, at Value and Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, N.A.:
USD SOFR + 0.4%	Janus Henderson AAA CLO ETF	Quarterly	7/24/25	$92,733,728	USD	$(1,326,983)

Counterparty/ Return Paid by the Fund	Return Received by the Fund	Payment Frequency	Termination Date	Notional Amount		Swap Contracts, at Value and Unrealized Appreciation/ (Depreciation)
USD SOFR + 0.4%	Janus Henderson AAA CLO ETF	Quarterly	7/24/25	$61,852,859	USD	$(876,946)
USD SOFR + 0.25%	Janus Henderson AAA CLO ETF	Quarterly	7/24/25	$39,620,460	USD	(329,140)
Total						$(2,533,069)

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2025
Credit default swaps:
Average notional amount - buy protection	$37,950,000
Average notional amount - sell protection	15,100,000
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	18,475,158
Average amounts sold - in USD	209,922,336
Futures contracts:
Average notional amount of contracts - long	1,798,145,047
Average notional amount of contracts - short	277,472,256
Total return swaps:
Average notional amount	54,300,068

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
MTN	Medium Term Note
PIK	Pay-in-kind (PIK) bonds give the issuer an option to make the interest payment in cash or additional securities.
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA
(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

ULC	Unlimited Liability Company

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2025 is
$3,819,324,516, which represents 70.2% of net assets.

*	Non-income producing security.
ƒ
All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date.

‡
Variable or floating rate security. Rate shown is the current rate as of March 31, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of March 31, 2025.
#	Loaned security; a portion of the security is on loan at March 31, 2025.
μ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
◊	Zero coupon bond.
¤
Interest only security. An interest only security represents the interest only portion of a pool of underlying mortgages or mortgage-backed securities which are separated and sold individually from the principal portion of the securities. Principal amount shown represents the par value on which interest payments are based.

Ø	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
€	Security is in default, thus not accruing interest income. The rate and maturity date shown is as of the contractual maturity date.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended March 31, 2025 is $33,073,053, which represents 0.6% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of March 31, 2025)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38	9/24/24	$7,998,780	$7,994,940	0.1%
Oasis Securitization 2024-1A B, 7.9100%, 9/30/38	9/24/24	2,999,196	2,987,917	0.1
Total		$10,997,976	$10,982,857	0.2%
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$3,072,227,691	$16,304,847
Bank Loans and Mezzanine Loans	-	579,440,410	-
Corporate Bonds	-	1,489,135,395	-
Convertible Corporate Bonds	-	9,037	-
Promissory Notes	-	-	588,307
Mortgage-Backed Securities	-	1,063,647,693	-
Common Stocks	28,420,483	-	-
Preferred Stocks	-	1,084,505	-
Private Preferred Equity	-	-	16,179,899
Investment Companies	191,802,557	126,900,034	-
Investments Purchased with Cash Collateral from Securities Lending	-	28,771,448	-
Total Investments in Securities	$220,223,040	$6,361,216,213	$33,073,053
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	491,701	-
Futures Contracts	6,524,029	-	-
Centrally Cleared Swaps	-	1,421,471	-
Total Assets	$226,747,069	$6,363,129,385	$33,073,053
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$10,291,645	$-
Futures Contracts	2,574,833	-	-
OTC Swaps	-	2,533,069	-
Centrally Cleared Swaps	-	774,354	-
Total Liabilities	$2,574,833	$13,599,068	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments.
The Fund's management has determined the Fund did not hold a significant amount of Level 3 securities as of March 31, 2025.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-35-70289 05-25